Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Funded status percentage					103.10%	83.99%
Contribution and pension cost					$ 5,200,000	$ 5,200,000	$ 1,200,000
Accrued liability in pension plan					1,100,000	361,000
Defined benefit plan maximum employer contribution					5.00%
Expected contribution for the 2013					5,000,000
Underfunded pension benefits					22,731,000	19,791,000
Accumulated benefit obligation					14,600,000	15,800,000
Company's aggregate contributions			2,800,000
Shares unallocated or not yet committed to be released					3,119,653
Expected future compensation expense relating to unvested restricted shares			12,300,000		14,600,000
Weighted average period of unvested restricted shares, years			4 years 5 months 27 days		5 years 2 months 5 days
Weighted average grant date fair value of options granted					$ 6.04	$ 4.99
Expected future expense relating to unvested options outstanding					369,000
Weighted average period of unvested options outstanding, years					1 year 7 months 21 days
401(K) Plan
Defined Benefit Plan Disclosure [Line Items]
Covering Matches Contribution By Participants, Percentage					50.00%
Contribution By Participants, Percentage					6.00%
Company's aggregate contributions					1,200,000	1,000,000	761,000
Employee Stock Ownership Plan
Defined Benefit Plan Disclosure [Line Items]
Shares authorized to purchase					4,254,072
Common Stock Price					$ 10.00
Outstanding loan principle balance					34,600,000
Shares allocated to participants					1,134,419
Fair market value					55,500,000
Compensation expense					2,300,000	2,000,000	1,800,000
Issuance of additional restricted stock							495,000
Issuance of additional options							5,000
Amended And Restated Supplemental Esop And Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expense					240,000	200,000	200,000
Equity Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of additional restricted stock					484,000	500
Issuance of additional options					7,000	15
Share-based compensation expense	895,000	926,000	2,600,000	2,700,000	3,700,000	8,700,000	9,500,000
Stock option expense	109,000	106,000	278,000	318,000	424,000	3,000,000	3,700,000
Restricted stock expense	$ 786,000	$ 820,000	$ 2,400,000	$ 2,400,000	$ 3,200,000	$ 5,700,000	$ 5,800,000